Carillon Life Account was established as a separate account and is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. Subaccounts of this separate account currently invest in designated portfolios of eight series-type mutual funds as follows:

(1) Zenith Portfolio, Bond Portfolio, Russell 2000 Index Portfolio, S&P 500 Index Portfolio, S&P MidCap 400 Index Portfolio, Balanced Index Portfolio and Nasdaq-100 Index Portfolio of the Pinnacle Series of Summit Mutual Funds, Inc.

(2) AIM V.I. Capital Appreciation Fund and AIM VI Growth Fund of
AIM Variable Insurance Funds, Inc.

(3) Alger American Leveraged AllCap Portfolio and Alger American
MidCap Growth Portfolio of Alger American Fund.

(4) American Century VP Income & Growth Portfolio and American
Century VP Value Portfolio;

(5) MFS Emerging Growth Series, MFS Investors Trust Series, MFS
High Income Series, MFS New Discovery Series and MFS Total Return
Series of MFS Variable Insurance Trust;

(6) Neuberger Berman Advisers Management Trust Guardian
Portfolio.

(7) Oppenheimer Global Securities Fund/VA and Oppenheimer Main
Street Growth & Income Fund/VA of Oppenheimer Variable Account
Funds;

(8) Capital Growth Portfolio Class A, International Portfolio
Class A and Money Market Portfolio of Scudder Variable Series 1;

(9) Seligman Communications and Information Portfolio (Class 2) and Seligman Small-Cap Value Portfolio (Class 2) of Seligman
Portfolios, Inc.; and

(10) Templeton International Securities Fund Class 2 of Franklin
Templeton Variable Products Trust.




FOR THIS N-30D FILING FOR CARILLON ACCOUNT, PLEASE REFER TO THE
FOLLOWING EDGAR FILINGS:

Summit Mutual Funds, Inc.
Accession #: 0000912057-01-530670

AIM Variable Insurance Funds, Inc.
Accession #: 0000899243-01-501420

Alger American Fund
Accession #: 0000930413-01-501055

American Century Variable Portfolios, Inc.
Accession #: 0000814680-01-500007

MFS Investors Trust Series of MFS Variable Insurance Trust
Accession #: 0000950156-01-500299

MFS High Income Series of MFS Variable Insurance Trust
Accession #: 0000950156-01-500308

MFS Emerging Growth Series of MFS Variable Insurance Trust
Accession #: 0000950156-01-500297

MFS Total Return Series of MFS Variable Insurance Trust
Accession #: 0000950156-01-500305

MFS New Discovery Series of MFS Variable Insurance Trust
Accession #: 0000950156-01-500300

Neuberger Berman Advisers Management Trust
Accession #: 0001053949-01-500245

Oppenheimer Global Securities Portfolio/VA
Accession #: 0001110538-01-500126

Oppenheimer Main Street Growth & Income Portfolio/VA
Accession #: 0001110538-01-500121

Scudder Variable Life Investment Fund
Accession #: 0000088053-01-500430

Seligman Portfolios Inc./NY
Accession #: 0000817841-01-500014

Franklin Templeton Variable Insurance Products Trust
Accession #: 0000837274-01-500015